Ordinary Share (Details) $ / shares in Units, ¥ in Millions			1 Months Ended			12 Months Ended
	Jul. 28, 2024	Jul. 28, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) shares	Oct. 31, 2020 USD ($) shares	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 shares
Ordinary Share [Line Items]
Ordinary share ratio					0.75
Gross proceed (in Dollars) | $							$ 3,300,000
Discounted on other losses (in Yuan Renminbi) | ¥						¥ 5.9
VG Master Fund SPC [Member]
Ordinary Share [Line Items]
Issuance of shares						4,500,000	4,500,000
Amount of share value (in Dollars) | $		$ 7,000,000
Gross proceed (in Dollars) | $							$ 3,300,000
Class A Ordinary Share [Member]
Ordinary Share [Line Items]
Common Stock, Shares, Issued							147,691,753	55,763,079
Common Stock, Shares, Outstanding							147,691,753	55,763,079
Total ordinary share					5,250,000
Converted price (in Dollars per share) | $ / shares							$ 0.001
Description of voting rights of common stock						each holder of Class A ordinary share is entitled to one	each holder of Class A ordinary share is entitled to one
Repurchased ordinary shares				521,924
Repurchased share value (in Dollars) | $				$ 4,800,000
Class B Ordinary Share [Member]
Ordinary Share [Line Items]
Common Stock, Shares, Issued							13,037,729	13,037,729
Common Stock, Shares, Outstanding							13,037,729	13,037,729
Converted price (in Dollars per share) | $ / shares							$ 0.001
Number of shares designed						12,204,604	12,204,604
Description of voting rights of common stock						each holder of Class B ordinary share is entitled to twenty votes	each holder of Class B ordinary share is entitled to twenty votes
ADS [Member] | VG Master Fund SPC [Member]
Ordinary Share [Line Items]
Issuance or sale of equity (in Dollars) | $		7,000,000
Fair value of commitment shares (in Dollars) | $		$ 35,000
Series B Preferred Stock [Member]
Ordinary Share [Line Items]
Convertible preferred shares							9,067,384
Converted into ordinary shares							8,557,980
Preferred stock, conversion basis						1:0.94	1:0.94
Series C+ Preferred Shares [Member]
Ordinary Share [Line Items]
Convertible preferred shares							6,734,459
Converted into ordinary shares							6,883,520
Preferred stock, conversion basis						1:1.02	1:1.02
Forecast [Member] | VG Master Fund SPC [Member]
Ordinary Share [Line Items]
Percentage of purchase price	80.00%
IPO [Member]
Ordinary Share [Line Items]
Net proceeds (in Dollars) | $					$ 61,000,000
IPO [Member] | ADS [Member]
Ordinary Share [Line Items]
Issuance of shares					7,000,000
Over-Allotment Option [Member] | ADS [Member]
Ordinary Share [Line Items]
Issuance of shares					1,050,000
Series A Preferred Stock [Member]
Ordinary Share [Line Items]
Converted into ordinary shares							7,844,137
Preferred stock, conversion basis						1: 0.76	1: 0.76
Series A Preferred Stock [Member] | IPO [Member]
Ordinary Share [Line Items]
Convertible preferred shares							10,340,000
Series C Preferred Stock [Member] | IPO [Member]
Ordinary Share [Line Items]
Converted into ordinary shares							833,125
Private Placement [Member] | Class A Ordinary Share [Member]
Ordinary Share [Line Items]
Common Stock, Shares, Issued			15,000,000
Issuance of shares			15,000,000
Ordinary price per shares (in Dollars per share) | $ / shares			$ 0.233
Total consideration (in Dollars) | $			$ 3,500,000